Related Party Transactions - Schedule of Accounts Receivable - Related Parties (Details) - Related Parties [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Subtotal	$ 106,290	$ 2,546,358
Less: allowance for credit losses
Total accounts receivable, net - related parties	$ 106,290	2,546,358
Zhongjiankanglu Industrial Development (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.
Subtotal		1,492,024
Zhongjin Hongkang Medical Technology (Shanghai) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO before October 1, 2024, the entity ceased to be a related party to the Company since October 1, 2024.
Subtotal		911,987
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 104,971	141,007
Zhongjin Jingau Rehabilitation Equipment (Beijing) Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Subtotal	$ 1,319	$ 1,340